FIXED ASSETS, SOFTWARE DEVELOPMENT COSTS, AND INTANGIBLE ASSET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	$ 13,341	$ 25,822
Payments to develop software	448,000	493,933
Capitalized computer software, amortization	16,667	16,667
Software Development [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Payments to develop software	448,000	493,933
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	3,937	3,899
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	$ 9,404	$ 21,923